Mineral interests - (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 05, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Mineral interests
As at beginning			$ 1,773,053
As at ending			1,646,634	$ 1,773,053
Depletable mineral interest			1,042,000	1,168,000
Non-depletable mineral interest			605,000	605,000
Agbaou Royalty
Mineral interests
Consideration to acquire royalty				15,500
Clean Air Metals royalty
Mineral interests
Consideration to acquire royalty				3,700
Eastern Borosi royalty
Mineral interests
Loss of royalty buy-down				1,000
Cost
Mineral interests
As at beginning			2,193,414	1,567,111
Additions			58,224	629,303
Disposals			(366)	(3,000)
As at ending			2,251,272	2,193,414
Accumulated depletion and impairments
Mineral interests
As at beginning			(420,361)	(338,940)
Depletion			(77,231)	(66,137)
Impairment charges			(107,046)	(15,284)
As at ending			(604,638)	(420,361)
Mineral interests
Mineral interests
Additions			0	166,000
Disposals			0	0
Impairment charges			0	0
Non-depletable mineral interest			300,000	300,000
Mineral Streams
Mineral interests
As at beginning			1,020,664
As at ending			916,760	1,020,664
Mineral Streams | Cost
Mineral interests
As at beginning			1,357,954	1,281,254
Additions			46,439	76,700
Disposals			0	0
As at ending			1,404,393	1,357,954
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning			(337,290)	(284,095)
Depletion			(47,735)	(44,747)
Impairment charges			(102,608)	(8,448)
As at ending			(487,633)	(337,290)
Royalties
Mineral interests
As at beginning			752,389
As at ending			729,874	752,389
Royalties | Cost
Mineral interests
As at beginning			835,460	285,857
Additions			11,785	552,603
Disposals			(366)	(3,000)
As at ending			846,879	835,460
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning			(83,071)	(54,845)
Depletion			(29,496)	(21,390)
Impairment charges			(4,438)	(6,836)
As at ending			(117,005)	(83,071)
Impairment amount			4,400
Nevada Copper | Accumulated depletion and impairments
Mineral interests
Impairment amount			83,900
Moss | Accumulated depletion and impairments
Mineral interests
Impairment amount			18,700
Stawell
Mineral interests
Consideration to acquire royalty				16,600
Prieska
Mineral interests
Consideration to acquire royalty			3,400	3,500
Nueva Recuperada
Mineral interests
Consideration to acquire royalty				2,200
Johnson Camp Mine Royalty
Mineral interests
Consideration to acquire royalty		$ 5,500		5,500
Renard
Mineral interests
Impairment amount				20,200
Renard | Mineral interest
Mineral interests
Impairment amount				8,500
Beaufor royalty | Mineral interest
Mineral interests
Impairment amount				$ 6,800
Agbaou
Mineral interests
Cash consideration to acquire gold and silver stream			19,900
Bonikro
Mineral interests
Cash consideration to acquire gold and silver stream			26,500
Tamarack Nickel Project
Mineral interests
Percentage of NSR	1.00%
Consideration to acquire royalty			$ 8,000